Cover Letter

                               Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 209
                                Sandy, Utah 84093
Phone:  (801) 733-0800                                      Fax:  (801) 733-0808

                                 March 30, 2007



Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

Via Edgar

     Re:      Trans Energy, Inc.
              File No.  0-23530
              Form 8-K/A

To Whom It May Concern:

     Please find herewith the amended Form 8-K/A filed on behalf of Trans Energy, Inc. that amends the prior Form 8/K filed on September 13, 2006. Please direct all correspondences concerning this filing and Trans Energy, Inc. to this office.

                                  Yours truly,

                                  /s/  Leonard E. Neilson
                                  -----------------------
                                  Leonard E. Neilson
:ae
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